EXPLANATORY NOTE

     The sole purpose of this filing is to file revised risk/return summary information for the AlphaOne Family of Funds, CBRE Clarion Long/Short Fund, FMC Select Fund, Westwood LargeCap Value Fund, Westwood Short Duration High Yield Fund and Westwood Dividend Growth Fund in interactive data format.